Web Based Technology (Details) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Web-based technology, Subtotal		$ 1,197,127	$ 904,710
Accumulated amortization		(633,401)	(440,641)
Impairment		(59,083)	(59,083)
Web-based technology,, net	$ 424,075	504,643	404,986
OptimizeRx web-based technology [Member]
Finite-Lived Intangible Assets [Line Items]
Web-based technology, Subtotal		154,133	154,133
SampleMD web-based technology [Member]
Finite-Lived Intangible Assets [Line Items]
Web-based technology, Subtotal		602,517	602,517
SampleMD 2.0 web-based technology [Member]
Finite-Lived Intangible Assets [Line Items]
Web-based technology, Subtotal		$ 440,477	$ 148,060